PHOENIX VALUE OPPORTUNITIES FUND,
                        A SERIES OF PHOENIX EQUITY TRUST

    Supplement dated July 13, 2007 to the Prospectus dated October 31, 2006, as supplemented November 17, 2006, December 6, 2006,
              December 26, 2006, April 16, 2007 and April 27, 2007

IMPORTANT NOTICE TO INVESTORS

Effective July 13, 2007, the Phoenix Value Opportunities Fund's investment advisory fee has been lowered and its expense cap has been lowered and extended through June 2008. The new fee structure is described below.

On page 9 of the fund's prospectus, the Fund Fees and Expenses table is hereby revised by replacing the Annual Fund Operating Expenses portion of the table and footnote (d) with the following:

      ----------------------------------------------- ------------ -------------
                                                         CLASS A     CLASS C
                                                          SHARES      SHARES
                                                         -------     -------
      ----------------------------------------------- ------------ -------------
      ANNUAL FUND OPERATING EXPENSES (EXPENSES
      THAT ARE DEDUCTED FROM FUND ASSETS)
      ----------------------------------------------- ------------ -------------
      Management Fees                                     0.75%       0.75%
      ----------------------------------------------- ------------ -------------
      Distribution and Service (12b-1) Fees(b)(c)         0.25%       1.00%
      ----------------------------------------------- ------------ -------------
      Other Expenses                                      0.62%       0.62%
      ----------------------------------------------- ------------ -------------
      TOTAL ANNUAL FUND OPERATING EXPENSES(d)             1.62%       2.37%
                                                          -----       -----
      ----------------------------------------------- ------------ -------------
      Expense Reduction(e)                               (0.27)%     (0.27)%
      ----------------------------------------------- ------------ -------------
      NET ANNUAL FUND OPERATING EXPENSES                  1.35%       2.10%
                                                          =====       =====
      ----------------------------------------------- ------------ -------------
      (d) Expenses have been restated to reflect current fee structures.
      (e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through June 30, 2008, so that such expenses do not exceed 1.35% for Class A Shares and 2.10% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement, unless authorized to do so by the Board of Trustees.

On page 10 of the fund's prospectus, the last paragraph is hereby replaced with the following:

     The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

     ------------------- ------------------ ----------------- ----------------
                                               $1+ BILLION
                            FIRST $1           THROUGH $2
                            BILLION            BILLION           $2+ BILLION
     ------------------- ------------------ ----------------- ----------------
     Management Fee         0.75%              0.70%             0.65%
     ------------------- ------------------ ----------------- ----------------

On page 11 of the fund's prospectus, the second paragraph and the table immediately following are hereby replaced with the following:

     Phoenix has contractually agreed to limit the total fund operating expenses (excluding interest, taxes and extraordinary expenses), through June 30, 2008, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

     ------------------------------------ ------------------------------------
                CLASS A SHARES                       CLASS C SHARES
     ------------------------------------ ------------------------------------
                    1.35%                                2.10%
     ------------------------------------ ------------------------------------


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 691/AdvFeeChange (7/07)

                       PHOENIX VALUE OPPORTUNITIES FUND,
                        A SERIES OF PHOENIX EQUITY TRUST

    Supplement dated July 13, 2007 to the Statement of Additional Information
       ("SAI") dated October 31, 2006, as supplemented November 17, 2006, December 6, 2006, December 26, 2006, April 16, 2007 and April 27, 2007

IMPORTANT NOTICE TO INVESTORS

Effective July 13, 2007, the Phoenix Value Opportunities Fund's investment advisory fee has been lowered and its expense cap has been lowered and extended through June 2008. The new fee structure is described below.

     As compensation for its services with the respect to the Value Opportunities Fund, the Adviser receives a fee, which is accrued daily against the value of the Fund's net assets and is paid by the Fund monthly at the following annual rates:

     ------------------- ------------------ ----------------- ----------------
                                               $1+ BILLION
                            FIRST $1           THROUGH $2
                            BILLION            BILLION           $2+ BILLION
     ------------------- ------------------ ----------------- ----------------
     Management Fee         0.75%              0.70%             0.65%
     ------------------- ------------------ ----------------- ----------------

     The Adviser has contractually agreed to limit total operating expenses of the Value Opportunities Fund (excluding interest, taxes and extraordinary expenses) through June 30, 2008, so that such expenses do not exceed 1.35% for Class A Shares and 2.10% for Class C Shares. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement, unless authorized to do so by the Board of Trustees.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 691B-SAI/AdvFeeChange (7/07)